MoA US Government Money Market Fund Expense Example - MoA US Government Money Market Fund - MoA Money Market Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	129
Expense Example, with Redemption, 10 Years	$ 292